Net Revenue (Tables)	3 Months Ended
Mar. 31, 2026
Net Revenue [Abstract]
Schedule of Revenue by Significant Category
	Three-month period ended March 31,
	2026	2025
Domestic sales	16,160,712	14,609,063
Export sales	5,447,913	4,917,457
NET REVENUE	21,608,625	19,526,520

Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers

The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:

	Note	March 31, 2026	December 31, 2025
Trade accounts receivable	4	3,877,391	4,231,924
Contract liabilities		(498,107)	(344,423)
Total customer contract revenue		3,379,284	3,887,501